Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Schedule of Related Party and Third Related Party Convertible Notes

The following table presents the CP BF convertible notes as of June 30, 2024:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(26,757)
Carrying value of the CB BF convertible notes	1,794,588
Accrued interest	1,135,983
Total CB BF convertible notes and accrued interest	$2,930,571

The following table presents the CP BF convertible notes as of December 31, 2023:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(41,983)
Carrying value of the CB BF convertible notes	1,779,362
Accrued interest	914,479
Total CB BF convertible notes and accrued interest	$2,693,841

The following table presents the CP BF term note as of June 30, 2024:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(76,353)
Carrying value of the CB BF term note	6,423,647
Accrued interest	664,562
Total CB BF term note and accrued interest	$7,088,209

The following table presents the CP BF term note as of December 31, 2023:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(129,586)
Carrying value of the CB BF term note	6,370,414
Accrued interest	289,373
Total CB BF term note and accrued interest	$6,659,787

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,783,538	$3,196,206
Debt discount, net	(131,867)	(83,688)
Carrying value of the convertible notes	6,651,671	3,112,518
Accrued interest	619,697	233,714
Conversion of convertible notes	(7,271,368)	(3,346,232)
Total convertible notes and accrued interest	$-	$-

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2022:

	Related Party	Third Party
Face value of the convertible notes	$4,200,538	$1,761,206
Debt discount, net	(849,656)	(398,034)
Carrying value of the convertible notes	3,350,882	1,363,172
Accrued interest	155,626	45,654
Total convertible notes and accrued interest	$3,506,508	$1,408,826

Summary of Convertible Notes

The following table presents the CP BF convertible notes as of December 31, 2023:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(41,983)
Carrying value of the CB BF convertible notes	1,779,362
Accrued interest	914,479
Total CB BF convertible notes and accrued interest	$2,693,841

The following table presents the CP BF convertible notes as of December 31, 2022:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(63,715)
Carrying value of the CB BF convertible notes	1,757,630
Accrued interest	518,904
Total CB BF convertible notes and accrued interest	$2,276,534

Summary of Term Notes

The following table presents the CP BF term note as of December 31, 2023:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(129,586)
Carrying value of the CB BF term note	6,370,414
Accrued interest	289,373
Total CB BF term note and accrued interest	$6,659,787

The following table presents the CP BF term note as of December 31, 2022:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(192,911)
Carrying value of the CB BF term note	6,307,089
Accrued interest	186,962
Total CB BF term note and accrued interest	$6,494,051

Related Party And Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Related Party and Third Related Party Convertible Notes

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,783,538	$3,196,206
Debt discount, net	(131,867)	(83,688)
Carrying value of the convertible notes	6,651,671	3,112,518
Accrued interest	619,697	233,714
Conversion of convertible notes	(7,271,368)	(3,346,232)
Total convertible notes and accrued interest	$—	$—